Goldman Sachs Short Duration High Yield Fund Expense Example - Class P Shares [Member] - Goldman Sachs Short Duration High Yield Fund - Class P Shares	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 62
Expense Example, with Redemption, 3 Years	459
Expense Example, with Redemption, 5 Years	881
Expense Example, with Redemption, 10 Years	$ 2,057